SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of useful life of property and equipment

%

Computers, peripheral equipment and electronic equipment	15 - 33 (mainly 33)
Internal use software	33
Office furniture and equipment	6 - 14 (mainly 6)
Vehicles	15
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of useful life of intangible assets

Technology	4-8 years
Trade Name	4 years
Customer relations	4 -15 years
Customer data	15 years
Non-Competition agreement	3 years
Domain	7 years

wix:RevenueFromExternalCustomersByCustomerCategoryTableTextBlock

	Year ended December 31,
	2025	2024	2023

Partners	$750,275	$610,069	$468,521
Self-Creators	1,242,769	1,150,581	1,093,144

	$1,993,044	$1,760,650	$1,561,665